Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities.
Schedule of other liabilities

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2021		the year		Payments		2021
Aircraft and engine lease return obligation (Note 1q and 2i)	Ps.	2,504,484	Ps.	1,422,133	Ps.	(38,828)	Ps.	3,887,789
Guarantee deposit (Note 1j)		250,000		—		(250,000)		—
Employee profit sharing (Note 17)		14,417		262,667		(15,969)		261,115
	Ps.	2,768,901	Ps.	1,684,800	Ps.	(304,797)	Ps.	4,148,904

Current maturities							Ps.	712,903
Non-current							Ps.	3,436,001

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2020		the year		Payments		2020
Aircraft and engine lease return obligation (Note 1q and 2i)	Ps.	1,852,688	Ps.	2,126,401	Ps.	(1,474,605)	Ps.	2,504,484
Guarantee deposit (Note 1j)		—		250,000		—		250,000
Employee profit sharing (Note 17)		24,097		20,810		(30,490)		14,417
	Ps.	1,876,785	Ps.	2,397,211	Ps.	(1,505,095)	Ps.	2,768,901

Current maturities							Ps.	101,218
Non-current							Ps.	2,667,683